PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sponsoring company contributions projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	R$ 1,750
Benefits paid directly by the sponsor	27,465
Total	29,215
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	1,750
Benefits paid directly by the sponsor	7,643
Total	9,393
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Benefits paid directly by the sponsor	19,822
Total	R$ 19,822